Business combination (Details) - DigitalGlobe $ / shares in Units, $ in Millions	Oct. 05, 2017 USD ($) $ / shares shares	Oct. 04, 2017 USD ($)	Oct. 04, 2017 $ / shares	Oct. 04, 2017 $ / shares
Business combination
Consideration	$ 2,328.2
Common share exchanged for cash | $ / shares	$ 17.50
Common share exchange ratio | shares	0.3132
Share price | (per share)			$ 68.10	$ 54.57
Share issuance costs		$ 2.5